OFF-BALANCE SHEET RISK AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Contract amount of exposure to off-balance sheet credit risk [Abstract]
Financial instruments whose contract represents credit risk	$ 73,703
Undisbursed Lines of Credit [Member]
Contract amount of exposure to off-balance sheet credit risk [Abstract]
Financial instruments whose contract represents credit risk	73,100
Letters of Credit [Member]
Contract amount of exposure to off-balance sheet credit risk [Abstract]
Financial instruments whose contract represents credit risk	$ 603